Intangible Assets, Net	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Land use rights	$1,034,998	$1,002,869
Digital factory operation management system	174,821	169,394
Patent	145,754	141,229
Mask customization system	38,903	37,695
Subtotal	1,394,476	1,351,187
Less: accumulated amortization	440,792	392,071
Intangible assets, net	$953,684	$959,116

Amortization expenses were $35,602 and $34,160 for the six months ended March 31, 2026 and 2025, respectively.

The following table presents future amortization as of March 31, 2026:

Amount
For the remainder of the year ending September 30, 2026	$36,160
Year ending September 30,
2027	66,279
2028	55,560
2029	46,940
2030	46,501
Thereafter	702,244
$953,684